Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of table sets forth our contractual obligations
	Payment due by December 31
	Total	2022	2023	2024	2025	2026
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Operating lease commitments for property management expenses under lease agreements	24,317	9,535	7,681	5,087	1,964	50